PROPERTY AND EQUIPMENT, NET (Schedule of Property Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	$ 849
At December 31	1,301	$ 849
Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	571
At December 31	483	571
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	221
At December 31	578	221
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	57
At December 31	240	57
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	2,564	1,808
Additions during the year	928	756
At December 31	3,492	2,564
Cost [Member] | Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	2,107	1,461
Additions during the year	373	646
At December 31	2,480	2,107
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	257	190
Additions during the year	364	67
At December 31	621	257
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	200	157
Additions during the year	191	43
At December 31	391	200
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	1,715	1,284
Additions during the year	476	431
At December 31	2,191	1,715
Accumulated depreciation and amortisation [member] | Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	1,536	1,115
Additions during the year	461	421
At December 31	1,997	1,536
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	36	32
Additions during the year	7	4
At December 31	43	36
Accumulated depreciation and amortisation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	143	137
Additions during the year	8	6
At December 31	$ 151	$ 143